Note 6 - Leases (Details Textual)						12 Months Ended				24 Months Ended
	Dec. 10, 2020 USD ($)	Dec. 10, 2020 USD ($)	Dec. 20, 2019	Mar. 31, 2015 USD ($)	Jan. 29, 2015 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Payments to Acquire Property, Plant, and Equipment, Total							$ (0)	$ 48,140,000	$ (0)
Operating Lease, Right-of-Use Asset							$ 45,222,000	0
Operating Lease, Weighted Average Remaining Lease Term (Month)							59 months 6 days
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Number of Time Charters							2
M/T Nord Valiant [Member]
Number of Time Charters							1
M/T Eco Los Angeles and M/T Eco City of Angels [Member]
Number of Time Charters							2
M/T Eco Marina Del Ray [Member]
Number of Time Charters							1
M/T Stenaweco Energy and M/T Stenaweco Evolution Sale Leaseback [Member]
Sale Leaseback Transaction, Lease Term (Year)				7 years
M/T Stenaweco Energy Sale Leaseback [Member]
Sale Leaseback Transaction, Rent Expense, Per Day				$ 8,625	$ 8,586
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member]
Sale Leaseback Transaction, Buyback Period, Minimum Term (Year)				3 years
Sale Leaseback Transaction, Buyback Period, Maximum Term (Year)				7 years
M/T Stenaweco Energy and the M/T Stenaweco Evolution [Member]
Number of Vessel Purchase Options Exercised			2
M/T Stenaweco Energy [Member]
Payments to Acquire Property, Plant, and Equipment, Total								$ 24,063,000	$ 23,871,000
M/T Eco Beverly Hills and M/T Eco Bel Air [Member]
Sale Leaseback Transaction, Lease Term (Year)		5 years
Sale Leaseback Transaction, Minimum Liquidity Requirement						$ 4,000,000
Operating Lease, Right-of-Use Asset	$ 45,425,000	$ 45,425,000
Operating Lease, Liability, Total	43,759,000	$ 43,759,000
Operating Lease, Cost	1,666,000
Sale and Leaseback Transaction, Gain (Loss), Net	$ (340,000)						$ (10,688,000)
Lessee, Operating Lease, Discount Rate	6.72%	6.72%
Operating Lease, Payments							$ 877,000
M/T Eco Beverly Hills and M/T Eco Bel Air [Member] | Forecast [Member]
Sale Leaseback Transaction, Rent Expense, Per Day						$ 10,000				$ 14,000	$ 16,750